UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2019

Item #1. Reports to Stockholders.

INDEX	REMS Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund and REMS International Real Estate Value- Opportunity Fund (collectively, the “REMS funds”)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

REMS GROUP FUNDS

REMS Real Estate Value-Opportunity Fund

REMS Real Estate Income 50/50 Fund

REMS International Real Estate
Value-Opportunity Fund

SEMI-ANNUAL REPORT

For the six months ended June 30, 2019 (unaudited)

REMS Group Funds

Important Disclosure Statements

The Funds’ prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2019 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Portfolio Composition as of June 30, 2019 (unaudited)

Common Stocks

Holdings by Industry/Asset Class	% of Net Assets
Common Stock:
Diversified/Other	31.79%
Office/Industrial	19.05%
Retail	10.45%
Hotel	8.10%
Residential	6.94%
Healthcare	3.97%
Self Storage	3.30%
Exchange Traded Funds	3.23%
Money Market Fund	4.38%
91.21%

Preferred Stocks

Holdings by Industry/Asset Class	% of Net Assets
Preferred Stock:
Mortgage REIT	2.79%
Hotel	1.99%
Diversified/Other	1.76%
6.54%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Schedule of InvestmentsJune 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS – 83.60%

DIVERSIFIED/OTHER – 31.79%
Catchmark Timber Trust, Inc - Class A	257,700	$2,692,965
Equinix, Inc.	5,300	2,672,737
iStar Financial, Inc.	274,600	3,410,532
Kennedy-Wilson Holdings, Inc.	142,300	2,927,111
Spirit Realty Capital, Inc.	60,300	2,572,398
The Howard Hughes Corp.	30,800	3,814,272
VEREIT, Inc.	316,400	2,850,764
		20,940,779

HEALTHCARE – 3.97%
HCP, Inc.	81,800	2,615,964

HOTEL – 8.10%
Hersha Hospitality Trust	180,300	2,982,162
MGM Resorts International	82,300	2,351,311
		5,333,473

RESIDENTIAL – 6.94%
American Homes 4 Rent - Class A	107,200	2,606,032
William Lyon Homes - Class A(a)	107,800	1,965,194
		4,571,226

OFFICE/INDUSTRIAL – 19.05%
Brandywine Realty Trust	263,400	3,771,888
Cousins Properties, Inc.	96,100	3,475,937
Empire State Realty Trust, Inc. - Class A	174,200	2,579,902
Liberty Property Trust	54,400	2,722,176
		12,549,903

RETAIL – 10.45%
Brixmor Property Group, Inc.	192,400	3,440,112
Simon Property Group, Inc.	8,200	1,310,032
Weingarten Realty Investments	77,800	2,133,276
		6,883,420

SELF STORAGE – 3.30%
Jernigan Capital, Inc.	106,200	2,177,100

TOTAL COMMON STOCKS – 83.60%
(Cost: $48,663,494)		55,071,865

REMS Real Estate Value-Opportunity Fund

Schedule of Investments - continuedJune 30, 2019 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Shares	Fair Value
PREFERRED STOCK – 6.54%

DIVERSIFIED/OTHER – 1.76%
iStar Financial, Inc., Series I, 7.500%	45,200	$1,156,216

HOTEL – 1.99%
RLJ Lodging Trust, Series A, 1.950%	49,800	1,314,217

MORTGAGE REIT– 2.79%
Colony Capital, Inc., Series H, 7.125%	85,500	1,837,395

TOTAL PREFERRED STOCKS – 6.54%
(Cost: $3,062,877)		4,307,828

EXCHANGE TRADED FUNDS – 3.23%
Vanguard Real Estate ETF	24,300	2,123,820

TOTAL EXCHANGE TRADED FUNDS – 3.23%
(Cost: $2,068,416)		2,123,820

TOTAL LONG POSITIONS – 93.37%
(Cost: $53,794,787)		61,503,513

MONEY MARKET – 4.38%
Money Market Fiduciary, 0.0685%(b)
(Cost: $2,886,497)	2,886,497	2,886,497

NET INVESTMENTS IN SECURITIES – 97.75%
(Cost: $56,681,284)		64,390,010
Other assets, net of liabilities – 2.25%		1,481,994
NET ASSETS – 100.00%		$65,872,004

(a)Non-income producing

(b)Effective 7 day yield as of June 30, 2019

SEMI-ANNUAL REPORT

REMS Real Estate Income 50/50 Fund

Portfolio Composition as of June 30, 2019 (unaudited)

Common Stocks

Holdings by Industry/Asset Class	% of Net Assets
Common Stock:
Diversified/Other	18.35%
Office/Industrial	11.63%
Retail	7.77%
Hotel	3.95%
Healthcare	3.57%
45.27%

Preferred Stocks

Holdings by Industry/Asset Class	% of Net Assets
Preferred Stock:
Diversified/Other	15.16%
Hotel	9.68%
Industrial	7.02%
Retail	5.18%
Office	4.90%
Residential	4.72%
Convertible Preferred	2.96%
Mortgage REIT	2.86%
52.48%

REMS Real Estate Income 50/50 Fund

Schedule of InvestmentsJune 30, 2019 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Shares	Fair Value
COMMON STOCKS – 45.27%

DIVERSIFIED/OTHER – 18.35%
CatchMark Timber Trust, Inc. - Class A	146,100	$1,526,745
Gaming and Leisure Properties, Inc.	34,300	1,337,014
Kennedy-Wilson Holdings, Inc.	55,800	1,147,806
Spirit Realty Capital, Inc.	26,600	1,134,756
VEREIT, Inc.	190,500	1,716,405
		6,862,726

HEALTHCARE – 3.57%
HCP, Inc.	41,700	1,333,566

HOTEL – 3.95%
Hersha Hospitality Trust	89,300	1,477,022

OFFICE/INDUSTRIAL – 11.63%
Brandywine Realty Trust	107,400	1,537,968
City Office REIT, Inc.	62,500	749,375
Liberty Property Trust	11,500	575,460
STAG Industrial, Inc.	49,100	1,484,784
		4,347,587

RETAIL – 7.77%
Brixmor Property Group, Inc.	82,100	1,467,948
Weingarten Realty Investors	52,500	1,439,550
		2,907,498

TOTAL COMMON STOCKS – 45.27%
(Cost: $12,185,978)		16,928,399

PREFERRED STOCK – 52.48%

CONVERTIBLE PREFERRED – 2.96%
RPT Realty, Series D, 7.250%	21,800	1,107,004

DIVERSIFIED/OTHER – 15.16%
Armada Hoffler Properties, Inc., Series A, 6.750%*	3,000	78,600
Colony Capital, Inc., Series G, 7.500%	24,500	554,925
Digital Realty Trust, Series C, 6.625%	23,200	582,784
Digital Realty Trust, Series G, 5.875%	6,742	185,338

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Income 50/50 Fund

Schedule of Investments - continuedJune 30, 2019 (unaudited)

	Shares	Fair Value
iStar Financial, Inc., Series D, 8.000%	14,400	$375,696
iStar Financial, Inc., Series I, 7.500%	31,500	805,770
National Storage Affiliates Trust, Series A, 6.000%	34,100	881,485
Spirit Realty Capital, Inc., Series A, 6.000%	23,300	570,850
VEREIT, Inc., Series F, 6.700%	35,000	882,350
Vornado Realty Trust, Series L, 5.400%	30,000	749,700
		5,667,498

HOTEL – 9.68%
Hersha Hospitality Trust, Series C, 6.875%	21,000	524,580
Hersha Hospitality Trust, Series D, 6.500%	15,400	368,214
Pebblebrook Hotel Trust, Series E, 6.375%	32,900	821,184
RLJ Lodging Trust, Series A, 1.950%	28,300	746,834
Summit Hotel Properties, Series E, 6.250%	24,000	616,800
Sunstone Hotel Investors, Series F, 6.450%	21,190	541,405
		3,619,017

INDUSTRIAL – 7.02%
Monmouth Real Estate Investment Corp., Series C, 6.125%	25,700	614,487
PS Business Parks, Inc., Series U, 5.750%	33,700	873,504
PS Business Parks, Inc., Series Y, 5.200%	8,400	205,968
Rexford Industrial Realty, Series A, 5.875%	25,199	668,781
Rexford Industrial Realty, Series B, 5.875%	10,300	263,165
		2,625,905

MORTGAGE REIT – 2.86%
Annaly Capital Management, Series C, 7.625%	14,300	358,215
Annaly Capital Management, Series D, 7.500%	14,800	374,588
Annaly Capital Management, Series I, 6.750%	13,500	336,285
		1,069,088

RESIDENTIAL – 4.72%
American Homes 4 Rent, Series D, 6.500%	20,800	564,720
Investors Real Estate Trust, Series C, 6.625%	18,928	476,039
UMH Properties, Inc., Series B, 8.000%	18,000	468,540
UMH Properties, Inc., Series C, 6.750%	10,200	257,550
		1,766,849

OFFICE – 4.90%
Boston Properties, Inc., Series B, 5.250%	12,200	307,318
City Office REIT, Series A, 6.625%	25,200	665,028
SL Green Realty Corp., Series I, 6.500%	33,000	858,990
		1,831,336

REMS Real Estate Income 50/50 Fund

Schedule of Investments - continuedJune 30, 2019 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Shares	Fair Value
RETAIL – 5.18%
Brookfield Property REIT, Inc, Series A, 6.375%	14,900	$369,371
Saul Centers, Inc., Series C, 6.875%	12,400	332,320
SITE Centers Corp., Series J, 6.500%	10,200	259,284
SITE Centers Corp., Series K, 6.250%	16,600	426,122
Taubman Centers, Inc., Series K, 6.250%	21,300	551,883
		1,938,980

TOTAL PREFERRED STOCKS – 52.48%
(Cost: $21,569,718)		19,625,677

TOTAL LONG POSITIONS – 97.75%		36,554,076

NET INVESTMENTS IN SECURITIES – 97.75%
(Cost: $33,755,697)		36,554,076
Other assets, net of liabilities – 2.25%		840,448
NET ASSETS – 100.00%		$37,394,524

*Non-income producing

SEMI-ANNUAL REPORT

REMS International Real Estate Value-Opportunity Fund

Portfolio Composition as of June 30, 2019 (unaudited)

Holdings by Country/Asset Class	% of Net Assets
Common Stock:
Australia	7.52%
Austria	2.96%
Bermuda	3.77%
Brazil	3.17%
Canada	2.95%
Germany	2.71%
Great Britain	10.91%
Hong Kong	16.63%
Ireland	15.59%
Japan	3.68%
Luxembourg	3.42%
Mexico	4.11%
Netherlands	4.32%
Singapore	4.82%
Spain	8.75%
Money Market	4.78%
Total Investments	100.09%

Securities Sold Short:
Common Stocks:
Australia	(0.95%	)
United States	(2.98%	)
Total Securities Sold Short	(3.93%	)

REMS International Real Estate Value-Opportunity Fund

Schedule of InvestmentsJune 30, 2019 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Security Description	Shares	Fair Value
COMMON STOCK – 95.31%

Diversified – 41.94%
Capital & Counties Properties PLC **	1,175,500	$3,233,595
CapitaLand Ltd. **	1,425,000	3,717,849
Hulic Company, Ltd. **	353,600	2,840,213
InterXion Holding N.V.*	43,757	3,329,470
Merlin Properties SOCIMI, S.A.	271,000	3,759,609
MTR Corporation Ltd.	438,000	2,949,269
Shurgard Self Storage SA	72,986	2,639,248
Swire Pacific Ltd.	315,000	596,797
Swire Properties Ltd.	777,000	3,138,158
The Wharf (Holdings) Ltd.	1,112,300	2,947,452
Wheelock & Co. Ltd.	445,000	3,190,087
		32,341,747

RESIDENTIAL/Housing – 17.65%
Aedas Homes SL	125,900	2,992,165
Boardwalk Real Estate Investment Trust	74,700	2,272,486
Glenveagh Properties PLC*	3,335,000	2,755,149
Grainger PLC	753,400	2,349,950
Irish Residential Properties	1,691,200	3,242,396
		13,612,146

Office/Industrial – 32.96%
BR Properties, S.A.	952,100	2,442,236
CA Immobilien Anlagen AG	62,200	2,284,580
Corporacion Inmobiliaria Vesta SAB	2,146,800	3,168,671
Derwent London PLC	71,600	2,833,447
Green REIT plc	1,333,700	2,745,050
Hibernia REIT PLC	1,987,500	3,277,092
Hongkong Land Holdings Limited	451,900	2,910,236
National Storage REIT	2,982,430	3,664,176
VIB Vermogen AG	72,400	2,091,153
		25,416,641

Retail – 2.77%
Shopping Centres Australasia Property Group	1,273,200	2,136,302

TOTAL COMMON STOCK – 95.31%
(Cost: $73,427,845)		73,506,836

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS International Real Estate Value-Opportunity Fund

Schedule of Investments - continuedJune 30, 2019 (unaudited)

Security Description	Shares	Fair Value
MONEY MARKET – 4.78%
Money Market Fiduciary, 0.0685% (b)
(Cost: $3,683,406)	3,683,406	$3,683,406

NET INVESTMENTS IN SECURITIES – 100.09%
(Cost: $77,111,251)		$77,190,242
Liabilities in excess of other assets – 0.09%		(67,811)
NET ASSETS – 100.00%		$77,122,431

SECURITIES SOLD SHORT – (3.93)%

COMMON STOCKS – (0.95)%
Stockland Corporation Ltd.
(Proceeds: $691,089)	250,100	$(732,180)

EXCHANGE TRADED FUNDS – (2.98)%
Vanguard Global ex-U.S. Real Estate ETF
(Proceeds: $2,277,627)	39,000	(2,301,000)

TOTAL SECURITIES SOLD SHORT – (3.93)%
(Proceeds: $2,968,716)		$(3,033,180)

*Non-income producing.

(b)Effective 7 day yield as of June 30, 2019.

**All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $9,791,657.

REMS GROUP FUNDS

Statements of Assets and LiabilitiesJune 30, 2019 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	REMS Real Estate Value- Opportunity Fund	REMS Real Estate Income 50/50 Fund	REMS International Real Estate Value- Opportunity Fund
ASSETS
Investments at fair value* (Note 1)	$64,390,010	$36,554,076	$77,190,242
Cash	—	28,168	152,302
Foreign cash**	—	—	168,944
Deposits with brokers for securities sold short	—	—	2,771,529
Receivable for investments sold	1,225,559	574,188	—
Receivable for capital stock sold	286	—	56,510
Dividends and interest receivable	275,437	225,933	238,537
Tax reclaim receivable	—	—	59,768
Due from advisor	—	16,332	5,965
Prepaid expenses	50,552	23,438	49,725
TOTAL ASSETS	65,941,844	37,422,135	80,693,522
LIABILITIES
Securities sold short at fair value ***	—	—	3,033,180
Unrealized loss on foreign currency spot trades	—	—	1,204
Payable for securities purchased	—	—	529,533
Payable for capital stock redeemed	19,521	5,418	2,032
Accrued investment advisory fees	30,221	—	—
Accrued 12b-1 fees	23	2,471	—
Accrued administration and transfer agent	1,248	1,714	320
Accrued accounting fees	1,448	1,255	4,257
Other accrued expenses	17,379	16,753	565
TOTAL LIABILITIES	69,840	27,611	3,571,091
NET ASSETS	$65,872,004	$37,394,524	$77,122,431

Net Assets Consist of:
Paid-in-capital	$61,628,710	$35,165,881	$76,123,273
Distributable earnings (deficit)	4,243,294	2,228,643	999,158
Net Assets	$65,872,004	$37,394,524	$77,122,431

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Statements of Assets and Liabilities - continuedJune 30, 2019 (unaudited)

	REMS Real Estate Value- Opportunity Fund	REMS Real Estate Income 50/50 Fund		REMS International Real Estate Value- Opportunity Fund
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Class
Net Assets	$58,107,899	$35,188,058		$64,772,343
Shares Outstanding (unlimited number of shares authorized without par value)	4,563,526	2,850,705		5,934,155
Net Asset Value and Offering Price Per Share	$12.73	$12.34	(A)	10.92	(A)
Platform Class
Net Assets	$7,764,105	$2,206,466		—
Shares Outstanding (unlimited number of shares authorized without par value)	616,626	180,992		—
Net Asset Value and Offering Price Per Share	$12.59	$12.19	(A)	—
Class Z
Net Assets	—	—		12,350,088
Shares Outstanding (unlimited number of shares authorized without par value)	—	—		1,118,735
Net Asset Value and Offering Price Per Share	—	—		11.04

* Identified cost of	$56,681,284	$33,755,697		$77,111,251
** Foreign cash cost of	$—	$—		$168,919
*** Proceeds	$—	$—		$2,968,716

(A)Certain redemptions made within 90 days of purchase may include a 2% redemption fee.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Statements of OperationsFor the Six Months Ended June 30, 2019 (unaudited)

	REMS Real Estate Value- Opportunity Fund	REMS Real Estate Income 50/50 Fund	REMS International Real Estate Value- Opportunity Fund
INVESTMENT INCOME
Dividends*	$1,621,391	$1,225,848	$1,074,542
Interest	4,457	802	3,282
Total investment income	1,625,848	1,226,650	1,077,824

EXPENSES
Investment advisory fees (Note 2)	332,190	85,605	366,653
12b-1 fees, Platform Class (Note 2)	9,758	2,663	—
Recordkeeping and administrative services (Note 2)	17,331	9,738	16,582
Accounting fees (Note 2)	16,603	9,018	21,461
Custodian fees	4,140	6,049	20,893
Transfer agent fees (Note 2)	13,301	10,162	13,011
Professional fees	28,523	18,295	23,359
Filing and registration fees	28,110	16,595	13,304
Trustee fees	2,910	2,379	2,888
Compliance fees	3,587	2,994	4,012
Shareholder reporting	12,847	13,580	11,268
Shareholder servicing (Note 2)
Institutional Class	33,007	22,759	24,600
Platform Class	7,624	2,642	—
Interest expense	3,153	33,758	62,068
Dividend expense	—	—	75,086
Other	9,976	9,109	7,384
Total expenses	523,060	245,346	662,569
Advisory fee waivers (Note 2)	(79,356)	(82,075)	(158,763)
Net Expenses	443,704	163,271	503,806
Net investment income (loss)	1,182,144	1,063,379	574,018

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Statements of Operations - continuedFor the Six Months Ended June 30, 2019 (unaudited)

	REMS Real Estate Value- Opportunity Fund	REMS Real Estate Income 50/50 Fund	REMS International Real Estate Value- Opportunity Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	$4,072,903	$(542,059)	$(531,486)
Net realized gain (loss) on short positions	(64,068)	—	(100,169)
Net realized gain (loss) on foreign currency transactions	—	—	(11,119)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	8,472,236	6,066,810	7,225,604
Net increase (decrease) in unrealized appreciation (depreciation) of securities sold short	—	—	(64,464)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currency transactions	—	—	(3,771)
Net realized and unrealized gain (loss) on investments and securities sold short	12,481,071	5,524,751	6,514,595

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$13,663,215	$6,588,130	$7,088,613

*Net of foreign tax withheld	$—	$—	$68,772

[This page intentionally left blank]

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	REMS Real Estate Value-Opportunity Fund		REMS Real Estate Income 50/50 Fund		REMS International Real Estate Value-Opportunity Fund
	For the six months ended June 30, 2019 (unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$1,182,144	$989,288	$1,063,379	$2,216,263	$574,018		$1,237,350
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	4,008,835	(103,204)	(542,059)	(932,838)	(642,774)		6,050,606
Net increase (decrease) in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency transactions	8,472,236	(15,348,819)	6,066,810	(7,335,825)	7,157,369		(12,005,956)
Increase (decrease) in net assets from operations	13,663,215	(14,462,735)	6,588,130	(6,052,400)	7,088,613		(4,718,000)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(1,039,155)	(1,469,338)	(1,044,354)	(2,776,084)	—		(6,330,784)
Platform Class	(112,984)	(128,636)	(60,811)	(91,215)	—		—
Class Z	—	—	—	—	—		(1,074,401)
Return of capital
Institutional Class	—	(872,121)	—	—	—		—
Platform Class	—	(97,712)	—	—	—		—
Decrease in net assets from distributions	(1,152,139)	(2,567,807)	(1,105,165)	(2,867,299)	—		(7,405,185)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	14,908,639	19,121,010	2,184,396	4,611,415	8,227,326		16,283,462
Platform Class	113,527	376,447	—	—	—		—
Class Z	—	—	—	—	—		11,955,000
Distributions reinvested
Institutional Class	790,174	1,882,265	985,140	2,165,545	—		5,622,288
Platform Class	108,144	217,706	58,360	86,843	—		—
Class Z	—	—	—	—	—		1,074,401
Shares redeemed
Institutional Class	(30,208,068)	(74,448,507)	(10,823,078)	(29,911,680)*	(2,929,757	)*	(14,005,483)*
Platform Class	(1,241,319)**	(5,502,157)	(56,279)	(242,513)	—		—
Class Z	—	—	—	—	(19,993	)***	—
Increase (decrease) in net assets from capital stock transactions	(15,528,903)	(58,353,236)	(7,651,461)	(23,290,390)	5,277,576		20,929,668
NET ASSETS
Increase (decrease) during period	(3,017,827)	(75,383,778)	(2,168,496)	(32,210,089)	12,366,189		8,806,483
Beginning of period	68,889,831	144,273,609	39,563,020	71,773,109	64,756,242		55,949,759
End of period	$65,872,004	$68,889,831	$37,394,524	$39,563,020	$77,122,431		$64,756,242
*Includes redemption fees of:				$12,497	$2,275		$10,100
**Includes redemption fees of:	$1
***Includes redemption fees of:					$7

REMS GROUP FUNDS

Statements of Changes in Net Assets

REMS GROUP FUNDS

For the Six Months Ended June 30, 2019

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$13,663,215
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(12,099,897)
Proceeds from disposition of investment securities	30,468,886
Proceeds from short sales	2,224,867
Closed short transactions	(2,288,935)
Purchase of short term securities, net	(2,877,296)
Decrease (increase) in receivables for securities sold	(233,181)
Decrease (increase) in dividends and interest receivable	(45,731)
Decrease (increase) in prepaid assets	(17,365)
Increase (decrease) in due to broker	(1,246,372)
Increase (decrease) in interest payable	(109)
Increase (decrease) in accrued management fees	(14,929)
Increase (decrease) in other accrued expense	8,621
Unrealized appreciation on investments and securities sold short	(8,472,236)
Net realized gain (loss) from investments (including $35,276 of capital gain dividends)	(3,973,558)
Net cash provided by operating activities	15,095,980
Cash flows from financing activities:
Proceeds from shares sold	17,042,915
Payments on shares redeemed	(31,885,074)
Cash distributions paid	(253,821)
Net cash used in financing activities	(15,095,980)
Net increase (decrease) in cash	—
Cash:
Beginning balance	—
Ending balance	$—

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$898,318
Cash financing activities not included herein consist of interest paid	$3,153

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Statement of Cash FlowsFor the Six Months Ended June 30, 2019

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$6,588,130
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(2,031,825)
Proceeds from disposition of investment securities	17,078,067
Proceeds from sales of short term securities, net	362,446
Decrease (increase) in receivables for securities sold	4,762,402
Decrease (increase) in dividends and interest receivable	85,154
Decrease (increase) in due from Advisor	(10,832)
Decrease (increase) in prepaid assets	(3,687)
Increase (decrease) in due to broker	(12,500,012)
Increase (decrease) in interest payable	(7,569)
Increase (decrease) in other accrued expense	(697)
Unrealized appreciation on investments	(6,066,810)
Net realized gain (loss) from investments(including $9,732 of capital gain dividends)	551,791
Net cash provided by operating activities	8,806,558
Cash flows from financing activities:
Proceeds from shares sold	2,231,814
Payments on shares redeemed	(10,948,539)
Cash distributions paid	(61,665)
Net cash used in financing activities	(8,778,390)
Net increase (decrease) in cash	28,168
Cash:
Beginning balance	—
Ending balance	$28,168

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$1,043,500
Cash financing activities not included herein consist of interest paid	$33,758

REMS REAL ESTATE INCOME 50/50 FUND

Statement of Cash FlowsFor the Six Months Ended June 30, 2019

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Financial Highlights

	Institutional Class Shares
	Six months ended June 30, 2019 (unaudited)		Years Ended December 31,
			2018		2017	2016	2015	2014
Net asset value, beginning of period	$10.74		$12.76		$15.17	$16.01	$17.79	$15.53
Investment activities
Net investment income (loss)(1)	0.19		0.12		0.21	0.14	0.11	0.11
Net realized and unrealized gain (loss) on investments	2.00		(1.85)		(0.37)	1.44	(0.27)	2.74

Total from investment activities	2.19		(1.73)		(0.16)	1.58	(0.16)	2.85
Distributions
Net investment income	(0.20)		(0.12)		(0.21)	(0.15)	(0.11)	(0.12)
Realized gains	—		(0.06)		(2.04)	(2.27)	(1.51)	(0.47)
Return of capital	—		(0.11)		—	—	—	—
Total distributions	(0.20)		(0.29)		(2.25)	(2.42)	(1.62)	(0.59)

Net asset value, end of period	$12.73		$10.74		$12.76	$15.17	$16.01	$17.79

Total Return	20.47	%**	(13.78%)		(1.28%)	9.89%	(0.95%)	18.48%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.38	%*(B)	1.49	%(B)	1.41%	1.40%	1.41%	1.36%
Expenses, net of management fee waivers and reimbursements	1.18	%*	1.42%		1.37%	1.39%	1.41%	1.36%
Net investment income	3.22	%*	0.97%		1.41%	0.86%	0.63%	0.67%
Portfolio turnover rate	17.53	%**	37.85%		43.77%	34.05%	50.77%	42.46%
Net assets, end of period (000’s)	$58,108		$61,438		$130,210	$259,803	$356,188	$418,902

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.37% and 1.32% for the six months ended June 30, 2019 and for the year ended December 31, 2018, respectively.

*Annualized

**Not annualized

REMS Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Financial Highlights

	Platform Class Shares
	Six months ended June 30, 2019 (unaudited)
			Years ended December 31,
			2018		2017	2016	2015	2014
Net asset value, beginning of period	$10.62		$12.61		$15.01	$15.86	$17.64	$15.40
Investment activities
Net investment income (loss)(1)	0.18		0.06		0.17	0.10	0.07	0.07
Net realized and unrealized gain (loss) on investments	1.97		(1.80)		(0.36)	1.42	(0.27)	2.71

Total from investment activities	2.15		(1.74)		(0.19)	1.52	(0.20)	2.78
Distributions
Net investment income	(0.18)		(0.08)		(0.17)	(0.10)	(0.07)	(0.09)
Realized gains	—		(0.06)		(2.04)	(2.27)	(1.51)	(0.45)
Return of capital	—		(0.11)		—	—	—	—
Total distributions	(0.18)		(0.25)		(2.21)	(2.37)	(1.58)	(0.54)
Redemption Fees(1)	—	(2)	—		—	—	—	—

Net asset value, end of period	$12.59		$10.62		$12.61	$15.01	$15.86	$17.64

Total Return	20.29	%**	(13.97%)		(1.49%)	9.62%	(1.22%)	18.17%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.73	%*(B)	1.91	%(B)	1.70%	1.65%	1.66%	1.61%
Expenses, net of management fee waivers and reimbursements	1.43	%*	1.67%		1.62%	1.64%	1.66%	1.61%
Net investment income	3.06	%*	0.51%		1.20%	0.61%	0.38%	0.42%
Portfolio turnover rate	17.53	%**	37.85%		43.77%	34.05%	50.77%	42.46%
Net assets, end of period (000’s)	$7,764		$7,451		$14,064	$25,074	$36,871	$38,509

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than 0.01

*Annualized

**Not annualized

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.72% and 1.74% for the six months ended June 30, 2019 and for the year ended December 31, 2018, respectively.

REMS Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Income 50/50 Fund

Financial Highlights

	Institutional Class
	Six months ended June 30, 2019 (unaudited)
			Years ended December 31,
			2018		2017	2016	2015	2014
Net asset value, beginning of period	$10.78		$12.40		$12.52	$13.02	$14.68	$12.54
Investment activities
Net investment income (loss)(1)	0.33		0.41		0.45	0.69	0.43	0.44
Net realized and unrealized gain (loss) on investments	1.58		(1.51)		0.01	0.51	(0.04)	2.39
Total from investment activities	1.91		(1.10)		0.46	1.20	0.39	2.83
Distributions
Net investment income	(0.35)		(0.22)		(0.45)	(0.48)	(0.46)	(0.45)
Net realized gain	—		(0.30)		(0.13)	(1.22)	(1.59)	(0.14)
Return of capital	—		—		—	—	—	(0.10)
Total distributions	(0.35)		(0.52)		(0.58)	(1.70)	(2.05)	(0.69)
Redemption Fees(1)	—		—	(2)	—	—	—	—
Net asset value, end of period	$12.34		$10.78		$12.40	$12.52	$13.02	$14.68

Total Return	17.87	%**	(9.06%)		3.73%	9.31%	2.69%	23.04%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.27	%*(B)	0.94	%(B)	0.81%	0.77%	0.84%	0.85%
Expenses, net of management fee waivers and reimbursements	0.85	%*	0.77%		0.71%	0.71%	0.80%	0.80%
Net investment income (loss)	5.60	%*	3.53%		3.57%	5.13%	2.99%	3.23%
Portfolio turnover rate	5.24	%**	19.70%		36.06%	29.42%	26.89%	22.72%
Net assets, end of period (000’s)	$35,188		$37,638		$69,391	$89,635	$101,451	$137,969

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Less than 0.01

(A) Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.09% and 0.87% for the six months ended June 30, 2019 and the year ended December 31, 2018, respectively.

*Annualized

** Not annualized

REMS Real Estate Income 50/50 Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Income 50/50 Fund

Financial Highlights

	Platform Class
	Six months ended June 30, 2019 (unaudited)		Years ended December 31,
			2018		2017	2016	2015	2014
Net asset value, beginning of period	$10.64		$12.24		$12.38	$12.89	$14.55	$12.43
Investment activities
Net investment income (loss)(1)	0.32		0.30		0.41	0.65	0.39	0.41
Net realized and unrealized gain (loss) on investments	1.57		(1.41)		(0.01)	0.51	(0.04)	2.36
Total from investment activities	1.89		(1.11)		0.40	1.16	0.35	2.77
Distributions
Net investment income	(0.34)		(0.19)		(0.41)	(0.45)	(0.42)	(0.41)
Net realized gain	—		(0.30)		(0.13)	(1.22)	(1.59)	(0.14)
Return of capital	—		—		—	—	—	(0.10)
Total distributions	(0.34)		(0.49)		(0.54)	(1.67)	(2.01)	(0.65)
Net asset value, end of period	$12.19		$10.64		$12.24	$12.38	$12.89	$14.55

Total Return	17.85	%**	(9.32%)		3.34%	9.05%	2.46%	22.74%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.62	%*(B)	1.28	%(B)	1.06%	1.02%	1.09%	1.10%
Expenses, net of management fee waivers and reimbursements	1.08	%*	1.04%		0.96%	0.96%	1.05%	1.05%
Net investment income	5.44	%*	2.64%		3.37%	4.88%	2.74%	2.98%
Portfolio turnover rate	5.24	%**	19.70%		36.06%	29.42%	26.89%	22.72%
Net assets, end of period (000’s)	$2,206		$1,925		$2,382	$2,500	$2,479	$2,488

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(A) Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.46% and 1.20% for the six months ended June 30, 2019 and the year ended December 31, 2018, respectively.

REMS Real Estate Income 50/50 Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS International Real Estate Value-Opportunity Fund

Financial Highlights

	Institutional Class Shares(A)
	Six months ended June 30, 2019 (unaudited)		Years ended December 31,								March 19, 2014(^) through December 31, 2014
			2018		2017		2016		2015
Net asset value, beginning of period	$9.85		$11.72		$9.48		$9.65		$10.07		$10.00
Investment activities
Net investment income(1)	0.09		0.22		0.24		0.28		0.19		0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.98		(0.91)		2.33		(0.36)		(0.32)		0.06
Total from investment activities	1.07		(0.69)		2.57		(0.08)		(0.13)		0.11
Distributions
Net investment income	—		(0.23)		(0.21)		(0.09)		(0.15)		(0.04)
Realized gains	—		(0.95)		(0.12)		—		(0.14)		—
Total distributions	—		(1.18)		(0.33)		(0.09)		(0.29)		(0.04)
Redemption Fees(1)	—	(2)	—	(2)	—		—		—		—
Net asset value, end of period	$10.92		$9.85		$11.72		$9.48		$9.65		$10.07

Total Return	10.86	%**	(5.85%)		27.11%		(0.88%)		(1.31%)		1.06	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(B)	1.62	%*(C)	1.47	%(C)	1.38	%(C)	1.56	%(C)	2.64	%(C)	3.33	%*(C)
Expenses, net of management fee waivers and reimbursements	1.17	%*	0.68%		0.26%		0.01%		—		—
Net investment income	1.77	%*	1.85%		2.14%		2.92%		1.91%		0.61	%*
Portfolio turnover rate	16.19	%**	53.11%		48.61%		40.15%		15.25%		1.47	%**
Net assets, end of period (000’s)	$64,772		$53,596		$55,950		$20,336		$8,759		$4,037

(^)Commencement of operations

*Annualized

**Not annualized

(1)Per share amounts calculated using the average shares outstanding throughout the period.

(2)Less than 0.01

(A)Prior to June 28, 2017, the REMS International Real Estate Value-Opportunity Fund’s Institutional Shares were named Founders Shares.

(B)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(C)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.45%, 1.43%, 0.26%, 0.01%, 0.00%, and 0.00% for the six months ended June 30, 2019 and for the years ended December 31, 2018, through December 31, 2014, respectively.

REMS International Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS International Real Estate Value-Opportunity Fund

Financial Highlights Selected Per Share Data Throughout Each Period

	Class Z Shares
	Six months ended June 30, 2019 (unaudited)		Period April 20, 2018(^) to December 31, 2018
Net asset value, beginning of period	$9.96		$12.01
Investment activities
Net investment income(1)	0.10		0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.98		(1.14)
Total from investment activities	1.08		(0.99)
Distributions
Net investment income	—		(0.11)
Realized gains	—		(0.95)
Total distributions	—		(1.06)
Redemption Fees(1)	—	(2)	—

Net asset value, end of period	$11.04		$9.96

Total Return	10.84	%**	(8.15	%)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.54	%*(B)	1.40	%*(B)
Expenses, net of management fee waivers and reimbursements	1.17	%*	0.73	%*
Net investment income	1.77	%*	1.79	%*
Portfolio turnover rate	16.19	%**	53.11	%**
Net assets, end of period (000’s)	$12,350		$11,160

(^)Commencement of operations

*Annualized

**Not annualized

(1)Per share amounts calculated using the average shares outstanding throughout the period.

(2)Less than 0.01

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.37%, 1.36% for the six months ended June 30, 2019 and for the period ended December 31, 2018.

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial StatementsJune 30, 2019 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Value-Opportunity Fund, the REMS Real Estate Income 50/50 Fund and the REMS International Real Estate Value-Opportunity Fund (the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Real Estate Management Services Group, LLC (“REMS”) is the investment advisor to each of the Funds. The REMS Real Estate Value-Opportunity Fund (“REMS Value”) was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, REMS Value was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, REMS Value was reorganized from TWF into the Trust. REMS Value maintains its financial statements, information and performance history in accordance with the reorganizations.

The REMS Real Estate Income 50/50 Fund (“REMS 50/50”) was originally established in 1997 as the CSI Equity Fund, a series of TWF, and was not managed by REMS at that time. Effective December 31, 2010, the Board of Directors of TWF (the “Board”) approved REMS to act as investment advisor to REMS 50/50, subject to shareholder approval. Concurrent with this action, the Board changed the name of the Fund to the REMS Real Estate Income 50/50 Fund. Effective January 1, 2011, the Investor Shares were re-named Institutional Shares. The Institutional Shares had been previously re-designated as Investor Shares effective August 21, 2008. On April 4, 2011, shareholders approved the appointment of REMS as Advisor to REMS 50/50. Effective November 15, 2013, the REMS 50/50 A Shares were re-designated Platform Shares. On August 15, 2014, REMS 50/50 was reorganized from TWF into the Trust.

The REMS International Real Estate Value-Opportunity Fund’s (“REMS International”) Institutional Class Shares commenced operations on March 19, 2014 and Class Z commenced operations on April 20, 2018 as a series of the Trust. Effective June 28, 2017, the REMS International Founders Shares were re-named Institutional Shares.

The REMS Value, REMS 50/50 and REMS International Funds currently offer Institutional, Platform and Z Shares. At June 30, 2019, there were no Z Shares outstanding for REMS Value and REMS 50/50, and there were no Platform Shares outstanding for REMS International.

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2019 (unaudited)

The investment objectives of each Fund are as follows:

Fund	Objective
REMS Value

to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.

REMS 50/50	to achieve a primary objective of high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities.
REMS International

to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include REITs, real estate operating companies and other publicly traded companies whose asset base is primarily real estate.

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Security Valuation

Each Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2019 (unaudited)

Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.

When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. Each Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to each Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Each Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2019 (unaudited)

interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
REMS Value
Common Stocks	$55,071,865	$—	$—	$55,071,865
Preferred Stocks	4,307,828	—	—	4,307,828
Exchange Traded Funds	2,123,820	—	—	2,123,820
Money Market	2,886,497	—	—	2,886,497
	$64,390,010	$—	$—	$64,390,010

REMS 50/50
Common Stocks	$16,928,399	$—	$—	$16,928,399
Preferred Stock	19,625,677	—	—	19,625,677
	$36,554,076	$—	$—	$36,554,076

REMS International
Common Stock
Diversified	$19,646,146	$12,695,601	$—	$32,341,747
Multi-Family/Housing	13,612,146	—	—	13,612,146
Office/Industrial	17,060,684	8,355,957	—	25,416,641
Retail	2,136,302	—	—	2,136,302
Money Market	3,683,406	—	—	3,683,406
	$56,138,684	$21,051,558	$—	$77,190,242

Securities Sold Short
Common Stocks	$(732,180)	$—	$—	$(732,180)
Exchange Traded Funds	(2,301,000)	—	—	(2,301,000)
	$(3,033,180)	$—	$—	$(3,033,180)

Refer to each Fund’s Schedule of Investments for a listing of the securities by type and industry.

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2019 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds use a major financial institution as their prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Funds also borrow on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Funds’ investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Funds to concentration of credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

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REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2019 (unaudited)

Management has reviewed each Fund’s tax positions for each of the open tax years (2016-2018) and expected to be taken in the 2019 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2019, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2019 (unaudited)

Real Estate Investment Trust Securities

The Funds have made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of each Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITS and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Derivatives

REMS International may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the REMS International Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the REMS International Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

REMS International follows the disclosure provisions of FASB ASC 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position, as well as disclosure about credit risk-related contingent features in derivative agreements. Disclosure regarding derivative fair value and gain (loss) by contract type is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2019 (unaudited)

not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings. The REMS International Fund values its derivatives at fair value, and recognizes changes in fair value currently in its Statement of Operations.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At June 30, 2019, REMS Value and REMS 50/50 Funds held no securities short. At June 30, 2019 the value of securities sold short against collateral for REMS International was as follows:

Securities Sold Short	Collateral of Cash and Securities	Segregated Cash as Collateral	Securities Held as Collateral
$3,033,180	$12,563,186	$2,771,529	$9,791,657

The collateral includes certain investments held long as shown in the Schedule of Investments.

For the six months ended June 30, 2019, short debit fees associated with such transactions were $2,343, $12,116 and $- for REMS Value, REMS 50/50 and REMS International, respectively.

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2019 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements, the Advisor, Real Estate Management Services Group, LLC (“REMS”), provides investment advisory services for an annual fee on the average daily net assets of the Funds.

The Advisor received, waived and reimbursed expenses for the six months ended June 30, 2019 for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
REMS Value	0.90%	$332,190	$79,356	$—
REMS 50/50	0.45%	85,605	82,075	—
REMS International	1.00%	366,653	158,763	—

Prior to May 1, 2019, the Advisor earned an annual fee of 1.00% and 0.50% on the average daily net assets of the REMS Value and REMS 50/50 Funds, respectively.

REMS has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Funds do not exceed 1.00%, 0.60% and 1.00% of the average daily net assets of REMS Value, REMS 50/50 and REMS International, respectively, until April 30, 2030 for REMS Value and REMS 50/50 and April 30, 2020 for REMS International. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to REMS Value and REMS 50/50 during any of the previous three (3) years, less any reimbursement previously paid. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by REMS Value and REMS 50/50 within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. The Advisor will have no opportunity to recoup the REMS International waivers and expense reimbursements at any time in the future.

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2019 (unaudited)

The total amount of recoverable reimbursements as of June 30, 2019 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2019	2020	2021	2022	Total
REMS Value	$29,628	$102,084	$94,622	$79,356	$305,690
REMS 50/50	68,549	88,366	108,507	82,075	347,497

The Board has adopted a Distribution Plan for each Fund’s Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Funds may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and they therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.

For the six months ended June 30, 2019, the following fees under the Plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
REMS Value	Platform	12b-1	$9,758
REMS 50/50	Platform	12b-1	2,663

Each of the Funds has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Shareholders; (vi) processing purchase, exchange and redemption requests

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REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2019 (unaudited)

from shareholders and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders. For the six months ended June 30, 2019, the following fees under the Plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
REMS Value	Institutional	Shareholder Servicing	$33,007
REMS Value	Platform	Shareholder Servicing	7,624
REMS 50/50	Institutional	Shareholder Servicing	22,759
REMS 50/50	Platform	Shareholder Servicing	2,642
REMS International	Institutional	Shareholder Servicing	24,600

First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter in the continuous public offering of the Funds’ shares. For the six months ended June 30, 2019, FDCC received no fees for services relating to distribution from REMS Value, REMS 50/50 and REMS International.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator and transfer and dividend disbursing agent and REMS Value’s and REMS 50/50’s pricing agent. For the six months ended June 30, 2019, the following fees were paid monthly:

Fund	Administration	Transfer Agent	Accounting
REMS Value	$17,331	$13,301	$16,603
REMS 50/50	9,738	10,162	9,018
REMS International	16,582	13,011	N/A

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of PractusTM LLP. Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2019 were as follows:

Fund	Purchases	Sales
REMS Value	$12,099,897	$30,468,886
REMS 50/50	2,031,825	17,078,067
REMS International	12,366,450	11,445,382

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2019 (unaudited)

These amounts do not include the following:

Fund	Proceeds from short sales	Cost to cover short securities
REMS Value	$2,224,867	$2,288,935
REMS International	8,436,598	11,305,145

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by REMS Value and REMS 50/50 are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

REMS Value	Six months ended June 30, 2019 (unaudited)	Year ended December 31, 2018
Distributions paid from:
Ordinary income	$1,152,139	$989,288
Realized gains	—	608,686
Return of capital	—	969,833
	$1,152,139	$2,567,807

REMS 50/50	Six months ended June 30, 2019 (unaudited)	Year ended December 31, 2018
Distributions paid from:
Ordinary income	$1,105,165	$1,647,982
Realized gains	—	1,219,317
	$1,105,165	$2,867,299

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2019 (unaudited)

REMS International	Six months ended June 30, 2019 (unaudited)	Year ended December 31, 2018
Distributions paid from:
Ordinary income	$—	$3,864,961
Realized gains	—	3,540,224
	$—	$7,405,185

As of June 30, 2019, the components of distributable earnings on a tax basis were as follows:

	REMS Value	REMS 50/50	REMS International
Accumulated net investment income (loss)	$30,005	$954,697	$526,022
Accumulated net realized gain (loss)	(3,495,437)	(1,524,434)	464,167
Net unrealized appreciation (depreciation)	7,708,726	2,798,380	8,969
	$4,243,294	$2,228,643	$999,158

As of June 30, 2019, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
REMS Value	$56,681,284	$10,754,030	$(3,045,304)	$7,708,726
REMS 50/50	33,755,697	3,593,345	(794,965)	2,798,380
REMS International	77,111,251	6,002,517	(5,993,548)	8,969

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

REMS Value
	Six months ended June 30, 2019 (unaudited)
	Institutional Shares	Platform Shares
Shares sold	1,227,252	9,533
Shares reinvested	64,876	8,975
Shares redeemed	(2,448,007)	(103,667)
Net increase (decrease)	(1,155,879)	(85,159)

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2019 (unaudited)

	Year ended December 31, 2018
	Institutional Shares	Platform Shares
Shares sold	1,601,661	32,147
Shares reinvested	157,805	18,454
Shares redeemed	(6,243,227)	(464,192)
Net increase (decrease)	(4,483,761)	(413,591)

REMS 50/50
	Six months ended June 30, 2019 (unaudited)
	Institutional Shares	Platform Shares
Shares sold	183,816	—
Shares reinvested	81,622	4,891
Shares redeemed	(907,496)	(4,715)
Net increase (decrease)	(642,058)	176

	Year ended December 31, 2018
	Institutional Shares	Platform Shares
Shares sold	399,342	—
Shares reinvested	186,859	7,587
Shares redeemed	(2,691,444)	(21,367)
Net increase (decrease)	(2,105,243)	(13,780)

REMS International
	Six months ended June 30, 2019 (unaudited)
	Institutional Shares	Class Z Shares
Shares sold	760,951	—
Shares reinvested	—	—
Shares redeemed	(269,656)	(1,797)
Net increase (decrease)	491,295	(1,797)

	Year ended December 31, 2018
	Institutional Shares	Class Z Shares
Shares sold	1,396,158	1,011,677
Shares reinvested	576,054	108,855
Shares redeemed	(1,304,582)	—
Net increase (decrease)	667,630	1,120,532

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

REMS Value entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and REMS Value and REMS 50/50 have entered into agreements with Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to REMS Value and

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2019 (unaudited)

REMS 50/50 by third-party service providers which are properly disclosed in the prospectus of the Funds. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to REMS Value’s and REMS 50/50’s administrator. There was no transfer to REMS Value’s or REMS 50/50’s administrator to offset operating expenses during the six months ended June 30, 2019.

NOTE 7 – RISKS AND CONCENTRATIONS

The Funds concentrate their assets in the real estate industry. An investment in the Funds involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Funds also engage in borrowing for leverage. The Funds have the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Funds may have no leverage for an extended period of time when the Funds believe that leverage is not in the best interest of the Funds. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Funds will pay interest on these loans, and that interest expense will raise the overall expenses of the respective Fund and reduce its returns. If a Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure a Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund

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REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2019 (unaudited)

assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

Each Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the six months ended June 30, 2019 the interest was as follows:

	Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 6/30/2019	Interest Expense
REMS Value	$13,850	1.81%	$1,246,372	$—	$3,153
REMS 50/50	790,472	3.19%	12,500,012	—	33,758
REMS International	3,564	1.19%	13,295	2,771,529	62,068

NOTE 8 – ADVANCES

Each Fund has the custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed a Fund’s or the 1940 Act’s limitation concerning borrowings. Each Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the six months ended June 30, 2019, the interest was as follows:

Fund	Outstanding Average Daily Balance	Weighted Average Interest Rate	Interest Paid	Maximum Amount Outstanding During the Year	Outstanding Balance at 6/30/2019
REMS Value	$34,554	1.89%	$654	$2,978,467	$—
REMS 50/50	49,137	1.92%	944	3,241,874	—
REMS International	33,043	—	—	1,662,258	—

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent six months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs including redemption fees on certain redemptions made within 90 days of purchase (Institutional and Platform shares of REMS 50/50 and REMS International) and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2019 and held for the period ended June 30, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Annualized Expense Ratio***	Expenses Paid During Period Ended* (6/30/19)
REMS Value
Institutional Class Actual (HLRRX)	$1,000.00	$1,204.67	1.18%	$6.45
Institutional Class Hypothetical**	$1,000.00	$1,019.10	1.18%	$5.91
Platform Class Actual (HLPPX)	$1,000.00	$1,202.92	1.43%	$7.81
Platform Class Hypothetical**	$1,000.00	$1,017.85	1.43%	$7.15

REMS 50/50
Institutional Class Actual (RREIX)	$1,000.00	$1,178.72	0.85%	$4.59
Institutional Class Hypothetical**	$1,000.00	$1,020.75	0.85%	$4.26
Platform Class Actual (RREFX)	$1,000.00	$1,178.52	1.08%	$5.83
Platform Class Hypothetical**	$1,000.00	$1,019.60	1.08%	$5.41

REMS International
Institutional Class Actual (REIFX)	$1,000.00	$1,108.60	1.17%	$6.12
Institutional Class Hypothetical**	$1,000.00	$1,019.15	1.17%	$5.86
Class Z Actual (REIZX)	$1,000.00	$1,108.40	1.17%	$6.12
Class Z Hypothetical**	$1,000.00	$1,019.15	1.17%	$5.86

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

***For the six months ended June 30, 2019, fees waived by the Advisor reduced the annualized expense ratio by 0.20% and 0.30% for the REMS Value Institutional Class and Platform Class, respectively, by 0.42% and 0.54% for the REMS 50/50 Institutional and Platform Class, respectively and by, 0.45% and 0.37% for the REMS International Institutional Class and Class Z, respectively.

Investment Advisor:

Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, PA 19102-2529

Transfer Agent and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accounting (REMS Value and REMS 50/50):

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.

CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.

EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2019

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 9, 2019

* Print the name and title of each signing officer under his or her signature.